Patent Finance Obligation - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Long Term Debt Maturities Repayments Of Principal [Line Items]
Discount rate	16.50%
Discount payment stream	$ 688
Effective interest rate	4.75%